Cover	Aug. 21, 2026
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 21, 2026
Entity Registrant Name	SATELLOGIC INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41247
Entity Tax Identification Number	98-1845974
Entity Address, Address Line One	210 Delburg Street
Entity Address, City or Town	Davidson
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036
City Area Code	(704)
Local Phone Number	802-2041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001874315
Amendment Description	Satellogic Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on August 27, 2026 (the “Original Report”), which reported the appointment of Dustin Greer as the Company’s Interim Chief Financial Officer (“Interim CFO”). This Amendment is being filed pursuant to Instruction 2 to Item 5.02 of Form 8-K solely to disclose Mr. Greer’s compensation in connection with his appointment as Interim CFO, which had not been determined at the time of the Original Report. Except as set forth herein, this Amendment does not amend the Original Report.
Amendment Flag	true
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SATL
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SATLW
Security Exchange Name	NASDAQ